S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 23, 2026 USD ($) shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,875,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Frazier Life Sciences Holdings II LLC [Member] | Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	1,875,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 25,000
Frazier Life Sciences Holdings II LLC [Member] | Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	300,000
Price Paid or to be Paid for Securities, Total Amount | $	$ 3,000,000
Frazier Life Sciences Holdings II LLC [Member] | Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	3,000,000
Frazier Life Sciences Holdings II LLC [Member] | Underwriting Commissions [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount | $	$ 300,000